Organization and Operations	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Organization and Operations
Note 1 - Organization and Operations

Agentix Corp.

FairWind Energy, Inc. (the “Company”, “Fairwind Energy”) was incorporated on April 18, 2013 under the laws of the State of Nevada. The Company engages in composite design, engineering and manufacturing to be used in solar/wind hybrid power systems, oil and gas industry pumping and civil engineering and infrastructure products. Effective June 17, 2019, the Company changed its name to Agentix Corp.

Agentix Corp.

FairWind Energy, Inc. (the “Company”, “Fairwind Energy”) was incorporated on April 18, 2013 under the laws of the State of Nevada. The Company engages in composite design, engineering and manufacturing to be used in solar/wind hybrid power systems, oil and gas industry pumping and civil engineering and infrastructure products. Effective June 17, 2019, the Company changed its name to Agentix Corp.